Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Intangible Assets, Net [Abstract]
Amortization expense	¥ 321,758	$ 45,777	¥ 212,160	¥ 250,720